Capital and financial risk management - Hedging effectiveness (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	£ (1)	£ 8	£ 204
Fair value hedges | Bonds
Hedging instruments
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	81	109
Net investment hedges
Hedging instruments
Foreign currency translation reserve	(155)	(77)
Net investment hedges | Net assets in foreign currency
Hedging instruments
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(155)	(77)
Currency Risk | Cash flow hedges
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	9	9
As hedged item affects profit or loss	11	2
Interest rate risk | Cash flow hedges | Below 10 years
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	138	158
As hedged item affects profit or loss	20	19
Interest rate risk | Cash flow hedges | 10-30 years
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	23	29
As hedged item affects profit or loss	£ 2	£ 3